Premises and Equipment (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and Equipment (Textual) [Abstract]
Charges to operations for depreciation	$ 529,109	$ 486,179	$ 496,618